Portfolio of Investments
Columbia Pacific/Asia Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 9.9%
CSL Ltd.	19,217	3,822,051
Macquarie Group Ltd.	47,599	3,950,344
Newcrest Mining Ltd.	130,020	2,883,074
Rio Tinto PLC, ADR	58,618	3,293,159
Santos Ltd.	537,260	1,996,767
Total		15,945,395
China 25.5%
Alibaba Group Holding Ltd., ADR(a)	41,615	8,976,356
China Construction Bank Corp., Class H	1,533,000	1,246,916
Foshan Haitian Flavouring & Food Co., Ltd., Class A	129,962	2,289,159
Guangdong Investment Ltd.	947,000	1,633,470
Hangzhou Robam Appliances Co., Ltd., Class A	267,007	1,179,481
JD.com, Inc., ADR(a)	49,717	2,991,969
Kweichow Moutai Co., Ltd., Class A	7,572	1,572,460
Li Ning Co., Ltd.	460,000	1,473,123
NetEase, Inc., ADR	8,390	3,602,498
New Oriental Education & Technology Group, Inc., ADR(a)	18,362	2,391,283
Ping An Insurance Group Co. of China Ltd., Class H	384,800	3,836,068
Tencent Holdings Ltd.	157,500	10,092,271
Total		41,285,054
Hong Kong 4.6%
AIA Group Ltd.	335,000	3,134,798
Galaxy Entertainment Group Ltd.	211,000	1,447,407
Hong Kong Exchanges and Clearing Ltd.	65,500	2,789,758
Total		7,371,963
India 3.0%
HDFC Bank Ltd., ADR	64,329	2,924,396
Indraprastha Gas Ltd.	318,140	1,870,824
Total		4,795,220
Indonesia 1.1%
PT Bank Rakyat Indonesia Persero Tbk	8,340,000	1,780,116
Japan 38.2%
Asahi Intecc Co., Ltd.	9,100	259,717
Bandai Namco Holdings, Inc.	17,100	900,111
Chugai Pharmaceutical Co., Ltd.	8,100	433,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Dai-ichi Life Holdings, Inc.	172,100	2,060,037
Daiichi Sankyo Co., Ltd.	23,100	1,889,386
Daikin Industries Ltd.	21,400	3,462,520
Elecom Co., Ltd.	40,100	1,964,384
Freee KK(a)	13,800	628,169
Grace Technology, Inc.	7,000	415,556
Hoya Corp.	19,500	1,867,301
IR Japan Holdings Ltd.	9,000	948,455
ITOCHU Corp.	155,600	3,366,845
JCU Corp.	26,600	833,047
JustSystems Corp.	17,200	1,223,096
Kao Corp.	37,000	2,936,239
Keyence Corp.	9,300	3,897,272
Kinden Corp.	65,500	1,082,513
Koito Manufacturing Co., Ltd.	21,900	886,065
Lasertec Corp.	10,100	954,759
M3, Inc.	24,400	1,036,540
Murata Manufacturing Co., Ltd.	29,900	1,762,560
Nihon M&A Center, Inc.	35,900	1,632,659
Nintendo Co., Ltd.	3,800	1,698,862
Nippon Telegraph & Telephone Corp.	85,200	1,985,113
Obic Co., Ltd.	5,700	1,004,562
ORIX Corp.	84,790	1,052,859
PeptiDream, Inc.(a)	13,100	603,589
Recruit Holdings Co., Ltd.	58,900	2,025,583
Rohm Co., Ltd.	10,500	698,160
Shin-Etsu Chemical Co., Ltd.	24,300	2,851,885
Shinko Electric Industries Co., Ltd.	29,700	403,177
Ship Healthcare Holdings, Inc.	10,200	426,882
Shoei Co., Ltd.	30,600	766,599
SoftBank Group Corp.	23,000	1,159,836
Sony Corp.	28,100	1,939,748
Square Enix Holdings Co., Ltd.	13,000	658,634
Takeda Pharmaceutical Co., Ltd.	34,900	1,253,886
Takuma Co., Ltd.	113,300	1,562,552
Tokio Marine Holdings, Inc.	33,100	1,448,887
Tokyo Electron Ltd.	5,000	1,233,719
Columbia Pacific/Asia Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Motor Corp.	52,100	3,276,261
ValueCommerce Co., Ltd.	51,200	1,376,798
Total		61,868,497
Singapore 2.6%
CapitaLand Mall Trust	706,000	1,001,765
DBS Group Holdings Ltd.	209,500	3,152,311
Total		4,154,076
South Korea 5.0%
Samsung Electronics Co., Ltd.	183,493	8,122,801
Taiwan 8.1%
MediaTek, Inc.	150,000	2,965,595
Parade Technologies Ltd.	94,000	3,150,692
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	123,816	7,029,034
Total		13,145,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.7%
Tisco Financial Group PCL, Foreign Registered Shares	471,300	1,063,705
Total Common Stocks (Cost $94,627,844)		159,532,148

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	387,311	387,311
Total Money Market Funds (Cost $387,166)		387,311
Total Investments in Securities (Cost $95,015,010)		159,919,459
Other Assets & Liabilities, Net		1,806,926
Net Assets		$161,726,385

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,316,000 SGD	1,663,313 USD	State Street	08/19/2020	1,237	—
1,664,298 USD	126,728,000 INR	State Street	08/19/2020	4,673	—
1,661,938 USD	2,004,630,000 KRW	State Street	08/19/2020	9,426	—
1,664,690 USD	48,842,000 TWD	State Street	08/19/2020	8,823	—
Total				24,159	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	5,047,321	11,758,086	(16,419,458)	1,362	387,311	2,136	4,266	387,311
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Pacific/Asia Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2020 (Unaudited)
Currency Legend
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Pacific/Asia Fund | Quarterly Report 2020	3